Segment Information (Acquisition of Investment in Films and Television Programs by Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Acquisition of investment in films and television programs and program rights	$ 1,526.4	$ 1,092.0	$ 1,066.4
Reportable Segments | Motion Pictures
Segment Reporting Information [Line Items]
Acquisition of investment in films and television programs and program rights	462.0	412.7	639.9
Reportable Segments | Television Production
Segment Reporting Information [Line Items]
Acquisition of investment in films and television programs and program rights	706.8	506.6	426.5
Reportable Segments | Media Networks
Segment Reporting Information [Line Items]
Acquisition of investment in films and television programs and program rights	$ 357.6	$ 172.7	$ 0.0